Note 8 Financial instruments level 3 Changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Classes of assets [Domain]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		€ 4,264	€ 3,931	[1]	€ 5,301
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, assets	[2]	490	(7)		289
Changes in fair value not recognized in profit and loss		29	21		(62)
Acquisitions disposals and liquidations		397	27		(783)
Net transfers to level 3		(330)	289		(750)
Exchange differences and others		(6)	3		(64)
Financial instruments level 3 total		4,843	4,264		3,931
Classes of liabilities [domain]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		3,467	2,743	[1]	2,054
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	[2]	144	113		(131)
Changes in fair value not recognized in profit and loss		0	(1)		14
Acquisitions disposals and liquidations		(59)	374		782
Net transfers to level 3		(165)	204		74
Exchange differences and others		(67)	34		(50)
Financial instruments level 3 total		€ 3,321	€ 3,467		€ 2,743

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(2) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2024, 2023 and 2022. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”